Concentrations of Risk (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Customer Concentration Risk [Member] | Top Five Customers [Member] | Revenue Benchmark [Member]
Concentrations of Risk [Line Items]
Concentration risk, percentage	53.30%	61.40%